Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 10 - Commitments and Contingencies

A.Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements for office space and operating leases for vehicles.

Amounts reported in the consolidated balance sheet as of December 31, 2020 are follows:

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

ROU assets – opening balance	2,471	2,052
ROU assets – additions	831	904
ROU assets – disposals	(288)	(485)
ROU assets – accumulated depreciation	(1,599)	(877)

ROU assets, net	1,415	1,594

	December 31,
	2020	2019
	U.S. Dollars (in thousands)

Other current liabilities	(736)	(826)
Other long term liabilities	(679)	(776)

Total lease liabilities	(1,415)	(1,602)

F - 23

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 10 - Commitments and Contingencies (cont’d)

A.Operating leases (cont’d)

In the year ended December 31, 2020, the Company had gross lease costs in respect of its ROU assets in the amount of $1,025 (2019 - $1,077).

Minimum future payments under non-cancellable leases as of December 31, 2020 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)

2021	809
2022	485
2023	160
2024	48
2025	41
1,543
Less imputed interest	(128)

Total lease liabilities	1,415

The weighted average term of the operating leases as of December 31, 2020 is 28 months.

F - 24

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 10 - Commitments and Contingencies (cont’d)

B.Allowance for doubtful debts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at beginning of period	Provision	Reversal of provision	Write-off of provision	Balance at end of period
	U.S. Dollars (in thousands)
2018	591	-	-	(181)	410
2019	410	87	(116)	(252)	129
2020	129	-	(87)	(3)	39

C.Israel Innovation Authority

Through its acquisition of Printar in 2009, the Company participates in programs sponsored by the Israeli government for the support of research and development activities. The Company is committed to pay amounts to the IIA at rates of 3.5% of the sales of products resulting from this research and development, up to an amount equal to 100% of the grants received by the Company, bearing interest at the rate of LIBOR. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2020, the amount of non-repaid grants received including interest accrued amounted to $7,597 (December 31, 2019 - $7,299). The liabilities to the IIA were initially recorded at fair value as part of the purchase price allocation related to the acquisition of Printar. Since August 2016, pursuant to the Company’s decision to cease supporting the Gryphon system, the Company does not expect that any payments will be made in respect of the foregoing Printar related grants and accordingly all the liabilities to the IIA were written off.

F - 25

Camtek Ltd. and its subsidiaries
Notes to the Financial Statements as at December 31, 2020
(Amounts in thousands, except per share data)

Note 10 - Commitments and Contingencies (cont’d)

D.Outstanding Purchase Orders

As of December 31, 2020, the Company has purchase orders of $39,433 (2019 - $11,812) which mainly represent outstanding purchase commitments for inventory components ordered by the Company in the normal course of business.